CALVERT
CASH RESERVES
INSTITUTIONAL
PRIME
FUND



ANNUAL REPORT
SEPTEMBER 30, 1997

CALVERT GROUP
INFORMATION


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WEB SITE

Address: http://www.calvertgroup.com





This report is intended to provide fund
information to shareholders.  It is not
authorized
for distribution to prospective
investors unless
preceded or accompanied by a prospectus.

CALVERT GROUP'S
FAMILY OF FUNDS


TAX-FREE
MONEY MARKET FUNDS

CTFR Money Market Portfolio
CTFR California Money Market Portfolio

TAXABLE
MONEY MARKET FUNDS

First Government Money Market Fund
CSIF Money Market Portfolio

BALANCED FUND

CSIF Managed Growth Portfolio

MUNICIPAL FUNDS

CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Municipal Intermediate
Portfolio
AZ Municipal Intermediate Portfolio
CA Municipal Intermediate Portfolio
FL Municipal Intermediate Portfolio
MD Municipal Intermediate Portfolio
MI Municipal Intermediate Portfolio
NY Municipal Intermediate Portfolio
PA Municipal Intermediate Portfolio
VA Municipal Intermediate Portfolio

TAXABLE BOND FUNDS

CSIF Bond Portfolio
Income Fund

EQUITY FUNDS

CSIF Equity Portfolio
Capital Accumulation Portfolio
CWVF International Equity Fund
New Vision Small Cap Fund
Strategic Growth Fund
New Africa Fund

CALVERT
CASH
RESERVES INSTITUTIONAL PRIME
FUND


TABLE OF
 CONTENTS


Shareholder Letter

1


Report of
Independent Accountants

2


Statement of
Net Assets

3


Statement of
Operations

7

Statements of
Changes in Net Assets

8


Notes to
Financial Statements

9


Financial Highlights

Dear Shareholder:

Money market yields traded in a fairly tight band during the 12 months covered by this Fund report, as investors had difficulty getting a clear reading on the strength of the economy and the direction of interest rates. The one-year Treasury Bill was yielding about 5.69% at the beginning of the period, peaked at 6% in April, then fell back to close the period at 5.45%, slightly below where it began.

Repeatedly during the year, Federal Reserve Chairman Alan Greenspan expressed concern about the pace of economic growth, but the Fed maintained its neutral monetary policy. In March, the Fed made only one change to its target for key rates, a 25 basis points increase to the Fed Funds rate (the rate banks charge each other for overnight loans to meet reserve requirements).

PORTFOLIO STRATEGY

Expecting that money market rates would be more likely to rise than fall, we kept the Portfolio's maturity near the short end of its one-year range throughout the year. The weighted average maturity was 25 days at the close of this period, compared to 28 days at the start.

To enhance yields without taking significantly greater market risk, we shifted to a barbelled maturity structure, concentrating assets both at the short and long end of the money market spectrum. At the short end, we continued to invest heavily in variable rate demand notes, which typically yield 15 to 20 basis points more than comparable corporate issues. Their yields are reset periodically, usually weekly, so they are quick to reflect any change in market interest rates. Variable rate demand notes comprised about 65% of the total Portfolio on September 30, 1997, up from about 53% one year ago. On the long end, we've added to our holdings of government agency issues and CDs.

PERFORMANCE

The Portfolio's yield has consistently outperformed the yield on the average money market fund over the past year.

OUTLOOK

Although we don't expect money market yields will move dramatically higher, the Federal Reserve could take further action to keep inflation in check. This would in turn bring about a moderate rise in short-term rates. The Portfolio is well positioned to capitalize on any increase in rates.

Sincerely,
[OBJECT OMITTED]
Barbara J. Krumsiek
President and CEO

November 3, 1997

QUALITY STRUCTURE OF PORTFOLIO

It is the operating policy of the Fund to invest only in tier-one securities as defined by Rule 2a-7 of the Investment Policy Act of 1940. It is a further operating policy of the Fund that it will invest only in issues rated A-1 or P-1 rated issues. See the Statement of Additional Information, "Appendix, Commercial Paper and Bond Ratings."

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees of Calvert Cash Reserves and Shareholders of Institutional Prime Fund:

We have audited the accompanying statement of net assets of Institutional Prime Fund (the sole series of Calvert Cash Reserves), as of September 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 1993, were audited by other auditors whose opinion dated October 29, 1993, expressed an unqualified opinion thereon.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Prime Fund as of September 30, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
November 7, 1997

NOTES TO FINANCIAL STATEMENTS

NOTE A - SIGNIFICANT ACCOUNTING POLICIES

General:   The Calvert Institutional Prime Fund (the "Fund"), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.

Security Valuation:   Securities are valued at amortized cost which
approximates market.

Repurchase Agreements:   The Fund may enter into repurchase agreements with
recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income:   Security transactions are
accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

Distributions to Shareholders:   Distributions to shareholders are recorded by
the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements:   The Fund has an arrangement with its custodian
bank whereby the custodian's fees are paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:   No provision for federal income or excise tax is
required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

NOTE B - RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor received a monthly fee based on an annual rate of .50% on the first $500 million of average daily net assets. Effective November 1, 1996, the monthly fee is based on an annual rate of .25%.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of
 .05% of the average daily net assets of the Fund.

The Advisor voluntarily reimbursed the Fund for advisory fees, administrative fees, and other operating expenses of $1,107,017.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.

Calvert Shareholders Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund.

Each Trustee who is not affiliated with the Advisor receives an annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended. Trustee's fees are allocated to each of the funds served.

NOTE C - INVESTMENT ACTIVITY

The cost of investments owned at September 30, 1997 was substantially the same for federal income tax and financial reporting purposes.

As a cash management practice, the Fund may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.

NOTE D - LINE OF CREDIT

Effective July 1, 1997, a financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company (the "Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. This fee is paid quarterly in arrears. The Fund had no loans outstanding pursuant to this line of credit at September 30, 1997.

STATEMENTS OF CHANGES IN NET ASSETS




                                    YEAR                     YEAR
                                    ENDED                    ENDED
                                    SEPTEMBER 30, 1997       SEPTEMBER 30, 1996
INCREASE (DECREASE) IN
NET ASSETS
Operations
  Net investment income                     $19,659,630       $2,019,344
  Net realized gain (loss) on investments   (3,929)           2,789

    INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS                                    19,655,701      2,022,133

Distributions to shareholders from:
  Net investment income                     (19,659,571)      (2,019,344)
    Total distributions                     (19,659,571)      (2,019,344)

Capital share transactions in dollars
and shares:  Shares sold                    4,326,893,535     396,914,759
  Reinvestment of distributions             13,265,042        1,595,167
  Shares redeemed                           (4,096,022,244)   (294,069,678)
    Total capital share transactions                          244,136,333
104,440,248

TOTAL INCREASE (DECREASE) IN
 NET ASSETS                                244,132,463        104,443,037

NET ASSETS
  Beginning of year                         131,218,266       26,775,229
  End of year (including undistributed net
investment income of $498 and $0,
 respectively.)                             $375,350,729      $131,218,266







See notes to financial statements.

ANNUAL REPORT       CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND - 8

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1997


NET INVESTMENT INCOME
Investment Income
    Interest income                                  $19,861,125

Expenses
    Investment advisory fee                          934,322
    Transfer agency fees and expenses                6,596
    Trustees' fees and expenses                      45,115
    Administrative fees                              176,987
    Custodian fees                                   40,762
    Registration fees                                103,602
    Reports to shareholders                          20,168
    Professional fees                                9,400
    Miscellaneous                                    12,322
    Reimbursement from Advisor                       (1,107,017)
       Total expenses                                242,257
       Fees paid indirectly                          (40,762)
         Net expenses                                201,495

        NET INVESTMENT INCOME                        19,659,630


REALIZED GAIN (LOSS) ON
INVESTMENTS
Net realized gain (loss) on investments              (3,929)

INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS                                           $19,655,701

See notes to financial statements.

ANNUAL REPORT

CALVERT CASH RESERVES INSTITUTIONAL
PRIME FUND - 7 Financial Highlights


                                            YEAR              YEAR
                                            ENDED             ENDED
                                            SEPT. 30,         SEPT. 30,
                                            1997              1996

Net asset value, beginning                  $1.00             $1.00
Income from investment operations
  Net investment income                     0.055             0.040
Distributions from
  Net investment income                     (0.055)           (0.040)
Net asset value, ending                     $1.00             $1.00

Total return                                5.55%             3.99%
Ratios to average net assets:
  Net investment income                     5.55%             4.80%
  Total expenses *                          0.07%             0.73%
  Net expenses    0.06%                                       0.69%
  Expenses reimbursed                       0.31%             0.47%
Net assets, ending (in thousands)           $375,351          $131,218
Number of shares outstanding,
  ending (in thousands)                     $375,353          $131,217

ANNUAL REPORT

CALVERT CASH RESERVES INSTITUTIONAL
PRIME FUND - 7Financial Highlights (con't)

                                            YEAR ENDED
                                            SEPT. 30,
                                            1995


Net asset value, beginning                  $1.00
Income from investment operations
  Net investment income                     0.045
Distributions from
  Net investment income                     (0.045)
Net asset value, ending                     $1.00

Total return                                4.55%
Ratios to average net assets:
  Net investment income                     4.53%
  Total expenses *                          1.41%
  Net expenses 0.06%                        1.39%
  Expenses reimbursed                         -
Net assets, ending (in thousands)           $26,775
Number of shares outstanding,
  ending (in thousands)                     $26,821

ANNUAL REPORT

CALVERT CASH RESERVES INSTITUTIONAL
PRIME FUND - 7Financial Highlights


                                            YEAR              YEAR
                                            ENDED             ENDED
                                            SEPT. 30,         SEPT. 30,
                                            1997              1996

Net asset value, beginning                  $1.00             $1.00
Income from investment operations
  Net investment income                     0.055             0.040
Distributions from
  Net investment income                     (0.055)           (0.040)
Net asset value, ending                     $1.00             $1.00

Total return                                5.55%             3.99%
Ratios to average net assets:
  Net investment income                     5.55%             4.80%
  Total expenses *                          0.07%             0.73%
  Net expenses                              0.06%             0.69%
  Expenses reimbursed                       0.31%             0.47%
Net assets, ending (in thousands)           $375,351          $131,218
Number of shares outstanding,
  ending (in thousands)                     $375,353          $131,217

                                                     YEAR
                                                     ENDED
                                                     SEPT. 30,
                                                     1995



Net asset value, beginning                           $1.00
Income from investment operations
  Net investment income                              0.045
Distributions from
  Net investment income                              (0.045)
Net asset value, ending                              $1.00

Total return                                         4.55%
Ratios to average net assets:
  Net investment income                              4.53%
  Total expenses *                                   1.41%
  Net expenses                                       1.39%
  Expenses reimbursed                                      -
Net assets, ending (in thousands)                    $26,775
Number of shares outstanding,
  ending (in thousands)                              $26,821

Financial Highlights Continued

                                            YEAR              YEAR
                                            ENDED             ENDED
                                            SEPT. 30,         SEPT. 30,
                                            1994              1993

Net asset value, beginning                  $1.00             $1.00
Income from investment operations
  Net investment income                     0.028             0.025
Distributions from
  Net investment income                     (0.028)           (0.025)
Net asset value, ending                     $1.00             $1.00

Total return                                2.78%             2.59%
Ratios to average net assets:
  Net investment income                     2.75%             2.48%
  Total expenses *                          NA                NA
  Net expenses                              1.23%             0.92%
  Expenses reimbursed                           -                  -
Net assets, ending (in thousands)           $99,973           $102,325
Number of shares outstanding,
  ending (in thousands)                     100,024           102,370

Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

NA  Disclosure not applicable to prior periods.

ANNUAL REPORT CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND - 11

STATEMENT OF NET ASSETS
SEPTEMBER 30, 1997



                                                     PRINCIPAL
CORPORATE OBLIGATIONS - 33.4%                        AMOUNT

Allegheny County, Pennsylvania Hospital
VRDN, 5.80%,
2/15/12,
   BPA: FNB Chicago *                                $5,500,000
Arbor Properties, Inc., VRDN, 5.70%, 11/1/21,
   LOC: Amsouth Bank *                               4,695,000
Audley Investments Opic Certificates of
Participation VRDN,
5.75%, 11/29/04 *                                    4,000,000
Berks County, Pennsylvania Industrial
Development Authority VRDN,
   5.75%, 7/1/16, LOC: Corestates *                  3,000,000
Betters Group, LP. VRDN, 5.70%, 2/1/12,
   LOC: Century National Bank and Trust,
 Confirming LOC: Mellon Bank *                       2,800,000
Blount/Strange Realty Holdings, LLC. VRDN,
 5.70%, 7/1/16, LOC: Regions Bank *                  4,900,000
Botsford General Hospital VRDN, 5.70%,
2/15/27, LOC: Michigan National *                    2,000,000
Concrete Co., VRDN, 5.70%, 11/1/46, LOC:
Columbus Bank and Trust *                            ,525,000
Fed One Dayton VRDN, Series A, 6.80%, 8/1/09,
LOC: Bank One Ohio *                                 2,155,000
Fed One Dayton VRDN, Series B, 6.80%, 8/1/09,
LOC: Bank One Ohio *                                 1,620,000
Garmong Newspaper Development Co.,
LLC. VRDN, 5.90%, 9/1/16, LOC: Citizens
National Bank of  Evansville,Confirming LOC:
Harris Trust *                                       3,100,000
Gesmundo & Associates, Inc., VRDN, 5.68%,
8/15/27, LOC: First America Bank, MI *               4,500,000
Glen Oaks Real Estate & Development VRDN,
5.75%, 12/1/26, LOC: American National
Bank and Trust  *                                    7,500,000
Health Midwest Ventures Group VRDN,
5.75%, 8/1/19, LOC: Bank of America *                8,170,000
Healthrack Sports and Wellness VRDN, 5.75%,
2/15/27, LOC: American National Bank and Trust *     5,600,000
Idaho Associates, LLC. VRDN, 5.75%, 4/1/27,
   LOC: La Salle Bank *                              4,300,000
KBL Capital Funding, Inc., VRDN, 5.68%, 5/1/27,
   LOC: First America Bank, MI *                     5,000,000
KBL Capital Funding, Inc., VRDN, 5.68%, 5/1/27,
   LOC: First America Bank, MI *                     1,000,000
Kit Carson County, Colorado VRDN, 5.75%, 6/1/27,
   LOC: Norwest Bank *                               2,000,000
Lexington Financial Services, LLC. VRDN, 5.75%,
3/1/27, LOC: LaSalle Bank *                          2,300,000
Mahoning County, Ohio VRDN, 6.07%, 11/1/98,
   LOC: PNC Bank *                                   305,000
Massachusetts Nursing Homes VRDN, 5.75%,
11/15/13, LOC: American Naitonal
Bank and Trust *                                     1,900,000
Meriter Hospital, Inc., VRDN, 5.65%, 12/1/16,
   LOC: Firstar Bank *                               2,000,000
Meriter Management Services, Inc., VRDN,
5.70%, 12/1/16, LOC: Firstar Bank *                  3,500,000
Physicians Plus Medical Group VRDN, 5.70%,
8/1/16, LOC: Marshall and Ilsley Bank *              5,031,000
Pleasant Hill, California Redevelopment Agency
VRDN, 5.75%, 8/1/26, LOC: Heller Financial,
Confirming LOC: Commerze  Bank *                     1,430,000
PRD Finance, LLC. VRDN, 5.68%, 4/1/27,
   LOC: First America Bank, MI *                     7,000,000

CORPORATE OBLIGATIONS - 33.4%
                                                              VALUE
Allegheny County, Pennsylvania Hospital
VRDN, 5.80%,
2/15/12,
   BPA: FNB Chicago *                                         $5,500,000
Arbor Properties, Inc., VRDN, 5.70%, 11/1/21,
   LOC: Amsouth Bank *                                        4,695,000
Audley Investments Opic Certificates of
Participation VRDN, 5.75%, 11/29/04 *                         4,000,000
 Berks County, Pennsylvania Industrial Development
Authority VRDN,
   5.75%, 7/1/16, LOC: Corestates *                           3,000,000
Betters Group, LP. VRDN, 5.70%, 2/1/12,
   LOC: Century National Bank and Trust,
 Confirming LOC: Mellon Bank *                                2,800,000
Blount/Strange Realty Holdings, LLC. VRDN,
 5.70%, 7/1/16, LOC: Regions Bank*                            4,900,000
Botsford General Hospital VRDN, 5.70%,
2/15/27, LOC: Michigan National *                             12,000,000
Concrete Co., VRDN, 5.70%, 11/1/46, LOC:
Columbus Bank and Trust *                                     7,525,000
Fed One Dayton VRDN, Series A, 6.80%, 8/1/09,
LOC: Bank One Ohio *                                          2,155,000
Fed One Dayton VRDN, Series B, 6.80%, 8/1/09,
LOC: Bank One Ohio *                                          1,620,000
Garmong Newspaper Development Co., LLC
VRDN, 5.90%, 9/1/16, LOC: Citizens National
Bank of Evansville,Confirming LOC: Harris    Trust*           3,100,000
Gesmundo & Associates, Inc., VRDN, 5.68%,
8/15/27, LOC: First America Bank, MI *                        4,500,000
Glen Oaks Real Estate & Development VRDN,
5.75%, 12/1/26, LOC: American National
Bank and Trust  *                                             7,500,000
Health Midwest Ventures Group VRDN,
5.75%, 8/1/19, LOC: Bank of America *                         8,170,000
Healthrack Sports and Wellness VRDN, 5.75%,
2/15/27, LOC: American National Bank and Trust *              5,600,000
Idaho Associates, LLC. VRDN, 5.75%, 4/1/27,
   LOC: La Salle Bank *                                       4,300,000
KBL Capital Funding, Inc., VRDN, 5.68%, 5/1/27,
   LOC: First America Bank, MI *                              5,000,000
KBL Capital Funding, Inc., VRDN, 5.68%, 5/1/27,
   LOC: First America Bank, MI *                              1,000,000
Kit Carson County, Colorado VRDN, 5.75%, 6/1/27,
   LOC: Norwest Bank *                                        2,000,000
Lexington Financial Services, LLC. VRDN, 5.75%,
3/1/27, LOC: LaSalle Bank *                                   2,300,000
Mahoning County, Ohio VRDN, 6.07%, 11/1/98,
   LOC: PNC Bank *                                            305,000
Massachusetts Nursing Homes VRDN, 5.75%,
11/15/13, LOC: American Naitonal Bank and Trust *             1,900,000
Meriter Hospital, Inc., VRDN, 5.65%, 12/1/16,
   LOC: Firstar Bank *                                        2,000,000
Meriter Management Services, Inc., VRDN,
5.70%, 12/1/16, LOC: Firstar Bank                             3,500,000 *
Physicians Plus Medical Group VRDN, 5.70%,
8/1/16, LOC: Marshall and Ilsley Bank *                       5,031,000
Pleasant Hill, California Redevelopment Agency
VRDN, 5.75%, 8/1/26, LOC: Heller Financial,
Confirming LOC: Commerze  Bank*                               1,430,000
PRD Finance, LLC. VRDN, 5.68%, 4/1/27,
   LOC: First America Bank, MI *                              7,000,000

ANNUAL REPORT

CALVERT CASH RESERVES
INSTITUTIONAL PRIME FUND - 3

                                                              PRINCIPAL
CORPORATE OBLIGATIONS - (CONT'D)                              AMOUNT

Roosevelt Paper Co., VRDN, 5.75%, 6/1/12, LOC:
Corestates *                                                  $3,000,000
St. Paul, Minnesota Housing and Redevelopment
 Authority VRDN, 5.75%, 6/1/15, LOC: Credit Local
de France *                                                   2,500,000
Waukesha Health Systems, Inc., VRDN, 5.65%,
8/15/26, LOC: Bank of America *                               3,200,000
Westminster Asset Corp., VRDN, 5.74%, 4/1/22,
   LOC: Wells Fargo Bank *                                    3,750,000
        Total Corporate Obligations (Cost $125,281,000)

COMMERCIAL PAPER - 32.1%
Accor S.A., 5.53%, 11/25/97, LOC: Banque Natl de Paris        8,100,000
Cargill Financial Services Corp., 5.40%, 10/24/97             3,000,000
Centre Square Funding Corp., 5.58%, 12/22/97                  4,000,000
CXC, Inc., 5.52%, 10/24/97, BPA: Citibank                     10,000,000
Deerfield Capital, 5.60%, 10/1/97                             10,000,000
Enterprise Funding Corp., 5.53%, 10/27/97,
    LOC: Bayer Vereinsbk, BPA: Nationsbank                    7,000,000
Epson America, Inc., 5.60%, 10/8/97,
   LOC: Dai-Ichi Kangyo Bank *                                7,000,000
Internationale Nederlanden U.S. Ins., 5.53%, 12/18/97,
   GA: Internationale Nederlanden                             5,000,000
Island Finance, 5.53%, 12/2/97,
   Capital Maintenance Agreement: Norwest Bank                7,500,000
Kitty Hawk Funding Corp., 5.54%, 10/15/97,
   LOC: Nationsbank, BPA: Nationsbank                         5,000,000
National Australia Funding, 5.50%, 10/14/97,
   GA: National Australia Bank *                              5,000,000
Northwestern University, 5.55%, 10/21/97                      2,900,000
Northwestern University, 5.51%, 11/6/97                       3,000,000
Oakland Alameda County, 5.58%, 10/14/97,
   LOC: Canadian Imperial                                     14,800,000
Pitney Bowes Credit Corp., 5.57%, 12/15/97                     5,000,000
Receivables Capital Corp., 5.55%, 10/10/97                    3,247,000
Receivables Capital Corp., 5.53%, 10/15/97                    11,572,000
San Diego Gas and Electric, 5.75%, 10/8/97                    4,000,000
Vehicle Services of America, 5.53%, 10/22/97,
  LOC: Nationsbank                                            5,000,000

        Total Commercial Paper (Cost $120,637,493)

ANNUAL REPORT
PRIME FUND - 3
CORPORATE OBLIGATIONS - (CONT'D)

CALVERT CASH RESERVES INSTITUTIONAL

                                                              VALUE

Roosevelt Paper Co., VRDN, 5.75%, 6/1/12, LOC
: Corestates *                                                $3,000,000
St. Paul, Minnesota Housing and Redevelopment
 Authority
 VRDN, 5.75%, 6/1/15, LOC: Credit Local de France *            2,500,000
Waukesha Health Systems, Inc., VRDN, 5.65%,
 8/15/26,
   LOC: Bank of America *                                      3,200,000
Westminster Asset Corp., VRDN, 5.74%, 4/1/22,
   LOC: Wells Fargo Bank *                                     3,750,000

        Total Corporate Obligations (Cost $125,281,000)       125,281,000


COMMERCIAL PAPER - 32.1%
Accor S.A., 5.53%, 11/25/97, LOC: Banque Natl
de Paris                                                      8,031,566
Cargill Financial Services Corp., 5.40%, 10/24/97             2,989,650
Centre Square Funding Corp., 5.58%, 12/22/97                  3,949,160
CXC, Inc., 5.52%, 10/24/97, BPA: Citibank                     9,964,733
Deerfield Capital, 5.60%, 10/1/97                             10,000,000
Enterprise Funding Corp., 5.53%, 10/27/97,
    LOC: Bayer Vereinsbk, BPA: Nationsbank                    6,972,043
Epson America, Inc., 5.60%, 10/8/97,
   LOC: Dai-Ichi Kangyo Bank *                                6,992,378
Internationale Nederlanden U.S. Ins., 5.53%, 12/18/97,
   GA: Internationale Nederlanden                             4,940,092
Island Finance, 5.53%, 12/2/97,
   Capital Maintenance Agreement: Norwest Bank                7,428,571
Kitty Hawk Funding Corp., 5.54%, 10/15/97,
   LOC: Nationsbank, BPA: Nationsbank                         4,989,228
National Australia Funding, 5.50%, 10/14/97,
   GA: National Australia Bank *                              4,990,069
Northwestern University, 5.55%, 10/21/97                      2,891,058
Northwestern University, 5.51%, 11/6/97                       2,983,470
Oakland Alameda County, 5.58%, 10/14/97,
   LOC: Canadian Imperial                                     14,800,000
Pitney Bowes Credit Corp., 5.57%, 12/15/97                    4,941,979
Receivables Capital Corp., 5.55%, 10/10/97                    3,242,511
Receivables Capital Corp., 5.53%, 10/15/97                    11,547,114
San Diego Gas and Electric, 5.75%, 10/8/97                    4,000,000
Vehicle Services of America, 5.53%, 10/22/97,
  LOC: Nationsbank                                            4,983,871

        Total Commercial Paper (Cost $120,637,493)            120,637,493

                                                              PRINCIPLE
MUNICIPAL OBLIGATIONS - 25.5%                                 AMOUNT

Alabama State Industrial Development Authority VRDN,
5.70%, 5/1/10,
   LOC: Regions Bank *                                        5,850,000
Allegheny County, Pennsylvania Industrial Development
Revenue VRDN, 5.75%, 7/1/27, LOC: Dresdner Bank *             5,000,000
Arkansas State Development Finance Authority VRDN,
5.75%, 8/1/30, LOC: Credit Suisse *                           1,600,000
California Statewide Community Development VRDN,
5.85%, 5/1/27, LOC: Heller Financial, Confirming LOC:
 Commerze Bank *                                              495,000

MUNICIPAL OBLIGATIONS - 25.5% CONT
                                                                       VALUE

Alabama State Industrial Development Authority VRDN,
5.70%, 5/1/10,
   LOC: Regions Bank *                                               5,850,000
Allegheny County, Pennsylvania Industrial
Development Revenue VRDN, 5.75%, 7/1/27, LOC:
 Dresdner Bank *                                                     5,000,000
Arkansas State Development Finance Authority VRDN,
5.75%, 8/1/30, LOC: Credit Suisse *                                  1,600,000
California Statewide Community Development VRDN,
5.85%, 5/1/27, LOC: Heller Financial, Confirming LOC:
 Commerze Bank *                                                       495,000



ANNUAL REPORT
CALVERT CASH RESERVES
INSTITUTIONAL PRIME FUND - 4

                                                              PRINCIPAL
MUNICIPAL OBLIGATIONS - (CONT'D)                              AMOUNT
California Statewide Community Development VRDN,
 5.85%, 5/1/27, LOC: Heller Financial, Confirming
LOC: Commerze Bank *                                          $455,000
California Statewide Community Development VRDN
, 5.90%, 7/1/27, LOC: Heller Financial, Confirming
 LOC: Commerze Bank *                                         525,000
Colorado Health Facilities Authority Revenue VRDN,
 5.98%, 2/1/25, LOC: Kredietbank *                            4,445,000
Colorado Health Facilities Authority Revenue VRDN,
 5.75%, 2/1/25, LOC: Kredietbank *                            5,775,000
Columbus, Georgia Development Authority Industrial
 Revenue VRDN,  5.70%, 1/1/05, LOC: Fleet Bank *              1,000,000
Columbus, Georgia Development Authority Industrial
Revenue VRDN, 5.68%, 7/1/17, LOC: Regions Bank *              7,000,000
Florida Housing Finance Agency VRDN, 6.60%, 7/1/23,
   LOC: Heller Financial, Confirming LOC: Commerze
Bank *                                                        750,000
Gardena, California Certificates of Participation VRDN,
5.90%, 7/1/25, LOC: Sumitomo Trust and Banking,
Confirming LOC: Dai-Ichi Kangyo *                             2,840,000
Illinois Housing Development Authority VRDN, 5.738%,
 12/1/21,
   INSUR: AMBAC, TOA: Citibank *                              1,945,000
Illinois Housing Development Authority VRDN, 5.788%,
6/1/22,
   INSUR: AMBAC, TOA: Citibank *                              1,590,000
Iowa Finance Authority Economic Development
Authority Revenue VRDN, 5.65%, 3/1/11,
LOC: Rabobank Nederland *                                     8,000,000
La Miranda, California Industrial Development Authority
 VRDN, 5.75%, 12/1/26, LOC: FNB Chicago *                     10,850,00
Mississippi Business Finance Authority VRDN, 5.70%,
6/1/10, LOC: National Bank of Detroit *                       4,300,000
Mississippi Business Finance Authority VRDN, 5.75%,
 2/1/19, GA: Sara Lee *                                       2,000,000
New Jersey Economic Development Authority VRDN,
 5.85%, 8/1/14, LOC: Fleet Bank *                             1,360,000
Ohio State VRDN, 5.688%, 10/1/21,
   INSUR: AMBAC, TOA: Citibank *                              6,500,000
Oklahoma State Industrial Finance Authority VRDN,
 5.65%, 8/1/19, LOC: Landesbank Hessen-Thuringen
 Girozentrale *                                               10,000,00
Richmond, Virginia Redevelopment and Housing
 Authority VRDN, 5.65%, 12/1/25, LOC:
 Wachovia Bank and Trust *                                    4,235,000
Village of Schaumberg, Illinois VRDN, 5.75%, 12/1/20,
BPA: Credit Suisse *                                          5,850,000
Washington State Housing Finance, 5.70%, 7/1/29,
   LOC: Bank One Ohio *                                       3,360,000

        Total Municipal Obligations (Cost $95,725,000)

U.S. GOVERNMENT AGENCIES
 AND INSTRUMENTALITIES - 6.4%

Federal National Mortgage Assn., 5.45%, 10/3/97               5,000,000
Federal National Mortgage Assn., 5.33%, 10/16/97              5,000,000
Federal National Mortgage Assn., 5.40%, 11/10/97              7,000,000
Student Loan Marketing Assn., 5.79%, 9/16/98                  7,000,000

        Total U.S. Government Agencies and Instrumentalities
          (Cost $23,943,913)

MUNICIPAL OBLIGATIONS - (CONT'D)                     VALUE
California Statewide Community Development VRDN,
 5.85%, 5/1/27, LOC: Heller Financial, Confirming
LOC: Commerze Bank *                                           $455,000
California Statewide Community Development VRDN,
 5.90%, 7/1/27, LOC: Heller Financial, Confirming
 LOC: Commerze Bank *                                           525,000
Colorado Health Facilities Authority Revenue VRDN,
 5.98%, 2/1/25, LOC: Kredietbank *                            4,445,000
Colorado Health Facilities Authority Revenue VRDN,
 5.75%, 2/1/25, LOC: Kredietbank *                            5,775,000
Columbus, Georgia Development Authority Industrial
 Revenue VRDN,  5.70%, 1/1/05, LOC: Fleet Bank *              1,000,000
Columbus, Georgia Development Authority Industrial
Revenue VRDN, 5.68%, 7/1/17, LOC: Regions Bank *              7,000,000
Florida Housing Finance Agency VRDN, 6.60%, 7/1/23,
   LOC: Heller Financial, Confirming LOC: Commerze
Bank *                                                          750,000
Gardena, California Certificates of Participation VRDN,
5.90%, 7/1/25, LOC: Sumitomo Trust and Banking,
Confirming LOC: Dai-Ichi Kangyo *                             2,840,000
Illinois Housing Development Authority VRDN, 5.738%,
 12/1/21,
   INSUR: AMBAC, TOA: Citibank *                              1,945,000
Illinois Housing Development Authority VRDN, 5.788%,
6/1/22,
   INSUR: AMBAC, TOA: Citibank *                              1,590,000
Iowa Finance Authority Economic Development
Authority Revenue VRDN, 5.65%, 3/1/11,
LOC: Rabobank Nederland *                                     8,000,000
La Miranda, California Industrial Development Authority
 VRDN, 5.75%, 12/1/26, LOC: FNB Chicago*                     10,850,000
Mississippi Business Finance Authority VRDN, 5.70%,
6/1/10, LOC: National Bank of Detroit *                       4,300,000
Mississippi Business Finance Authority VRDN, 5.75%,
 2/1/19, GA: Sara Lee *                                       2,000,000
New Jersey Economic Development Authority VRDN,
 5.85%, 8/1/14, LOC: Fleet Bank *                             1,360,000
Ohio State VRDN, 5.688%, 10/1/21,
   INSUR: AMBAC, TOA: Citibank *                              6,500,000
Oklahoma State Industrial Finance Authority VRDN,
 5.65%, 8/1/19, LOC: Landesbank Hessen-Thuringen
 Girozentrale *                                               10,000,000
Richmond, Virginia Redevelopment and Housing
 Authority VRDN, 5.65%, 12/1/25, LOC:
 Wachovia Bank and Trust *                                    4,235,000
Village of Schaumberg, Illinois VRDN, 5.75%, 12/1/20,
BPA: Credit Suisse *                                          5,850,000
Washington State Housing Finance, 5.70%, 7/1/29,
   LOC: Bank One Ohio *                                       3,360,000

    Total Municipal Obligations (Cost $95,725,000)           95,725,000


U.S. GOVERNMENT AGENCIES
 AND INSTRUMENTALITIES - 6.4%

Federal National Mortgage Assn., 5.45%, 10 4,998,486 /3/97 Federal National Mortgage Assn., 5.33%, 10 4,988,896 /16/97 Federal National Mortgage Assn., 5.40%, 11 6,958,000 /10/97 Student Loan Marketing Assn., 5.79%, 9/16/ 6,998,531 98

        Total U.S. Government Agencies and Instrumentalities
          (Cost $23,943,913)                                 23,943,913

ANNUAL REPORT
CALVERT CASH RESERVES
INSTITUTIONAL PRIME FUND - 5

                                                              PRINCIPAL
REPURCHASE AGREEMENTS - 2.2%                                  AMOUNT
Donaldson, Lufkin, Jenrette: 6.125%, dated 9/30/97,
due 10/1/97 (Collateral: $8,367,354, REFCO Strip,
Zero Coupon, 7/15/20)                                         $8,200,000

        Total Repurchase Agreements (Cost $8,200,000)



         TOTAL INVESTMENTS (Cost $373,787,406)
 - 99.6%
         Other assets and liabilities, net - 0.4%
         NET ASSETS - 100%



NET ASSETS CONSIST OF:
Paid-in capital applicable to 375,353,028 shares of beneficial interest, unlimited number of no par shares authorized
Undistributed net investment income (loss)
Accumulated net realized gain (loss) on investments

         NET ASSETS

         NET ASSET VALUE PER SHARE



* Optional tender features give these securities a shorter effective maturity

Explanation of Guarantees:
   BPA: Bond-Purchase Agreement
   GA:  Guarantee Agreement
   INSUR: Insurance
   LOC: Letter of Credit
   TOA: Tender Option Agreement
Abbreviations:
   VRDN: Variable Rate Demand Notes


See notes to financial statements.


ANNUAL REPORT                                         CALVERT CASH RESERVES
INSTITUTIONAL PRIME FUND - 6

                                                     VALUE
REPURCHASE AGREEMENTS - 2.2%
Donaldson, Lufkin, Jenrette: 6.125%, dated
 9/30/97, due 10/1/97 (Collateral: $8,367,354,
 REFCO Strip,
Zero Coupon, 7/15/20)                                $8,200,000
Total Repurchase Agreements (Cost $8,200,000)



         TOTAL INVESTMENTS (Cost $373,787,406)
 - 99.6%                                             $373,787,406
         Other assets and liabilities, net - 0.4%       1,563,323
         NET ASSETS - 100%                           $375,350,729

NET ASSETS CONSIST OF:
Paid-in capital applicable to 375,353,028 shares of
 beneficial interest,
 unlimited number of no par shares authorized        $375,354,599
Undistributed net investment income (loss)                    498
Accumulated net realized gain (loss) on investments        (4,368)

         NET ASSETS                                  $375,350,729

         NET ASSET VALUE PER SHARE                          $1.00



* Optional tender features give these securities a shorter effective maturity date.
Explanation of Guarantees:
   BPA: Bond-Purchase Agreement
   GA:  Guarantee Agreement
   INSUR: Insurance
   LOC: Letter of Credit
   TOA: Tender Option Agreement
Abbreviations:
   VRDN: Variable Rate Demand Notes


See notes to financial statements.


Annual Report
Prime Fund - 6

Calvert Cash Reserves Institutional